UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Heitman Real Estate Securities LLC

Address:   191 North Wacker Drive
           Suite 2500
           Chicago, IL  60606


Form 13F File Number: 28-04321


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Katie Boysen
Title:  Public Securities Compliance Manager
Phone:  312-251-5424

Signature,  Place,  and  Date  of  Signing:

/s/ Katie Boysen                   Chicago, IL                        2/12/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              46

Form 13F Information Table Value Total:  $    1,599,144
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-11931             Old Mutual (US) Holdings, Inc.
----  --------------------  ----------------------------------------------------
2     028-12002             Heitman LLC
----  --------------------  ----------------------------------------------------
3     028-12003             KE I LLC
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
Alexandria Real Estate Equities Inc.  COM            015271109    53396   770276 SH       DEFINED    1,2,3     453751      0  316525
American Campus Communities           COM            024835100    33849   733782 SH       DEFINED    1,2,3     444832      0  288950
Apartment Investment & Management     COM            03748R101    22073   815695 SH       DEFINED    1,2,3     479125      0  336570
Company
Avalonbay Communities, Inc.           COM            053484101    53316   393218 SH       DEFINED    1,2,3     231783      0  161435
Boston Properties, Inc.               COM            101121101    77346   730992 SH       DEFINED    1,2,3     441357      0  289635
Coresite Realty Corp                  COM            21870Q105    10709   387160 SH       DEFINED    1,2,3     222060      0  165100
Cousins Properties Inc.               COM            222795106    10946  1310887 SH       DEFINED    1,2,3     767050      0  543837
DCT Industrial Trust Inc              COM            233153105    16049  2472874 SH       DEFINED    1,2,3    1433974      0 1038900
Douglas Emmett, Inc.                  COM            25960P109    15246   654330 SH       DEFINED    1,2,3     402005      0  252325
Equity One, Inc.                      COM            294752100    30782  1465127 SH       DEFINED    1,2,3     849960      0  615167
Essex Property Trust Inc.             COM            297178105    19671   134139 SH       DEFINED    1,2,3      79036      0   55103
Extra Space Storage Inc               COM            30225T102    23854   655523 SH       DEFINED    1,2,3     405196      0  250327
Federal Realty Investment Trust       COM            313747206    62892   604610 SH       DEFINED    1,2,3     358435      0  246175
General Growth Properties, Inc.       COM            370023103    43173  2174947 SH       DEFINED    1,2,3    1189472      0  985475
HCP Inc.                              COM            40414L109    67919  1503958 SH       DEFINED    1,2,3     879229      0  624729
Health Care REIT Inc.                 COM            42217K106    62301  1016493 SH       DEFINED    1,2,3     605337      0  411156
Host Hotels & Resorts, Inc.           COM            44107P104     8512   543202 SH       DEFINED    1,2,3     357938      0  185264
Kilroy Realty Corp.                   COM            49427F108    24879   525214 SH       DEFINED    1,2,3     322439      0  202775
Medical Properties Trust Inc.         COM            58463J304     1024    85650 SH       DEFINED    1,2,3          0      0   85650
National Health Investors, Inc.       COM            63633D104     8030   142045 SH       DEFINED    1,2,3      79370      0   62675
National Retail Properties, Inc.      COM            637417106     8953   286950 SH       DEFINED    1,2,3     133550      0  153400
Pebblebrook Hotel Trust               COM            70509V100    21589   934589 SH       DEFINED    1,2,3     524364      0  410225
Prologis Inc.                         COM            74340W103    76009  2083003 SH       DEFINED    1,2,3    1256485      0  826518
Public Storage, Inc.                  COM            74460D109    76103   524994 SH       DEFINED    1,2,3     331344      0  193650
Regency Centers Corp.                 COM            758849103    35785   759442 SH       DEFINED    1,2,3     451842      0  307600
Sabra Health Care REIT Inc            COM            78573L106     2417   111300 SH       DEFINED    1,2,3          0      0  111300
Simon Property Group, Inc.            COM            828806109   173675  1098582 SH       DEFINED    1,2,3     699380      0  399202
SL Green Realty Corp                  COM            78440X101    16635   217030 SH       DEFINED    1,2,3     131432      0   85598
Stag Industrial Inc                   COM            85254J102     1514    84238 SH       DEFINED    1,2,3          0      0   84238
Strategic Hotel and Resorts Inc       COM            86272T106     8815  1377380 SH       DEFINED    1,2,3     803903      0  573477
Taubman Centers, Inc.                 COM            876664103    70090   890372 SH       DEFINED    1,2,3     505063      0  385309
UDR, Inc.                             COM            902653104    25002  1051377 SH       DEFINED    1,2,3     636252      0  415125
Ventas Inc.                           COM            92276F100   106968  1652776 SH       DEFINED    1,2,3     980626      0  672150
BRE Properties, Inc.                  COM CL A       05564E106     7450   146563 SH       DEFINED    1,2,3      87863      0   58700
Forest City Enterprise CL A           COM CL A       345550107     2680   165946 SH       DEFINED    1,2,3     149521      0   16425
Hyatt Hotels Corp Class A             COM CL A       448579102     5935   153864 SH       DEFINED    1,2,3     140964      0   12900
Piedmont Office Realty Trust          COM CL A       720190206    26386  1461828 SH       DEFINED    1,2,3     891503      0  570325
Camden Property Trust                 COM SH BEN INT 133131102    36706   538135 SH       DEFINED    1,2,3     329110      0  209025
EPR Properties                        COM SH BEN INT 26884U109    13206   286400 SH       DEFINED    1,2,3     139100      0  147300
LaSalle Hotel Properties              COM SH BEN INT 517942108    63129  2486375 SH       DEFINED    1,2,3    1485923      0 1000452
Select Income Trust                   COM SH BEN INT 81618T100     1060    42800 SH       DEFINED    1,2,3          0      0   42800
Sunstone Hotel Investors PFD SER D    PFD            867892507     2040    80000 SH       DEFINED    1,2,3          0      0   80000
8.00%
Equity Residential                    SH BEN INT     29476L107    76510  1350104 SH       DEFINED    1,2,3     826702      0  523402
Liberty Property Trust                SH BEN INT     531172104    31144   870198 SH       DEFINED    1,2,3     518148      0  352050
Pennsylvania REIT                     SH BEN INT     709102107    22160  1256226 SH       DEFINED    1,2,3     754730      0  501496
Vornado Realty Trust                  SH BEN INT     929042109    41216   514682 SH       DEFINED    1,2,3     303379      0  211303
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